Fair value of financial instruments	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Fair value of financial instruments

Note 3 Fair value of financial instruments
Carrying value and fair value of financial instruments
The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2019 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at April 30, 2020
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$33,783	$–	$–	$14,615	$14,615	$48,398	$48,398
Securities
Trading	126,051	9,727	–	–	–	–	135,778	135,778
Investment, net of applicable allowance	–	–	88,430	528	45,205	46,372	134,163	135,330
	126,051	9,727	88,430	528	45,205	46,372	269,941	271,108
Assets purchased under reverse repurchase agreements and securities borrowed	271,679	–	–	–	53,855	53,860	325,534	325,539
Loans, net of applicable allowance
Retail	162	243	90	–	432,256	435,701	432,751	436,196
Wholesale	8,121	2,019	424	–	230,133	230,598	240,697	241,162
	8,283	2,262	514	–	662,389	666,299	673,448	677,358
Other
Derivatives	140,807	–	–	–	–	–	140,807	140,807
Other assets (1)	2,998	–	–	–	71,456	71,455	74,454	74,453
Financial liabilities
Deposits
Personal	$50	$16,963			$311,373	$310,738	$328,386	$327,751
Business and government (2)	96	136,805			495,824	496,816	632,725	633,717
Bank (3)	–	13,482			34,854	34,889	48,336	48,371
	146	167,250			842,051	842,443	1,009,447	1,009,839
Other
Obligations related to securities sold short	40,347	–			–	–	40,347	40,347
Obligations related to assets sold under repurchase agreements and securities loaned	–	265,708			12,897	12,897	278,605	278,605
Derivatives	144,710	–			–	–	144,710	144,710
Other liabilities (4)	(111)	84			73,457	73,467	73,430	73,440
Subordinated debentures	–	–			9,774	9,628	9,774	9,628

	As at October 31, 2019
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$22,283	$–	$–	$16,062	$16,062	$38,345	$38,345
Securities
Trading	137,600	8,934	–	–	–	–	146,534	146,534
Investment, net of applicable allowance	–	–	57,223	463	44,784	45,104	102,470	102,790
	137,600	8,934	57,223	463	44,784	45,104	249,004	249,324
Assets purchased under reverse repurchase agreements and securities borrowed	246,068	–	–	–	60,893	60,894	306,961	306,962
Loans, net of applicable allowance
Retail	275	242	95	–	423,469	424,416	424,081	425,028
Wholesale	7,055	1,856	451	–	185,413	184,645	194,775	194,007
	7,330	2,098	546	–	608,882	609,061	618,856	619,035
Other
Derivatives	101,560	–	–	–	–	–	101,560	101,560
Other assets (1)	3,156	–	–	–	50,375	50,375	53,531	53,531
Financial liabilities
Deposits
Personal	$140	$17,394			$277,198	$277,353	$294,732	$294,887
Business and government (2)	151	111,389			453,942	452,536	565,482	564,076
Bank (3)	–	3,032			22,759	22,773	25,791	25,805
	291	131,815			753,899	752,662	886,005	884,768
Other
Obligations related to securities sold short	35,069	–			–	–	35,069	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	–	218,612			7,974	7,974	226,586	226,586
Derivatives	98,543	–			–	–	98,543	98,543
Other liabilities (4)	(1,209)	91			61,039	61,024	59,921	59,906
Subordinated debentures	–	–			9,815	9,930	9,815	9,930

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.
Financial assets designated as fair value through profit or loss
For our financial assets designated as FVTPL, we measure the change in fair value attributable to changes in credit risk as the difference between the total change in the fair value of the instrument during the period and the change in fair value calculated using the appropriate risk-free yield curves. For the six months ended April 30, 2020, a loss of $971 million was attributable to changes in credit risk for positions still held and there were no significant changes in the extent to which credit derivatives or similar instruments mitigate the maximum exposure to credit risk.

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	April 30, 2020						October 31, 2019
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$33,783	$–	$		$33,783	$–	$22,283	$–	$		$22,283
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	18,982	5,957	–			24,939	14,655	5,474	–			20,129
Provincial and municipal	–	13,786	–			13,786	–	11,282	–			11,282
U.S. state, municipal and agencies (1)	606	30,689	54			31,349	2,050	39,584	58			41,692
Other OECD government (2)	3,930	2,360	–			6,290	2,786	3,710	–			6,496
Mortgage-backed securities (1)	–	136	–			136	–	482	–			482
Asset-backed securities
Non-CDO securities (3)	–	744	2			746	–	1,333	2			1,335
Corporate debt and other debt	–	24,366	19			24,385	1	23,643	21			23,665
Equities	30,614	2,277	1,256			34,147	38,309	1,925	1,219			41,453
	54,132	80,315	1,331			135,778	57,801	87,433	1,300			146,534
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	–	1,131	–			1,131	–	657	–			657
Provincial and municipal	–	5,148	–			5,148	–	2,898	–			2,898
U.S. state, municipal and agencies (1)	487	40,747	–			41,234	210	20,666	–			20,876
Other OECD government	909	5,877	–			6,786	–	4,251	–			4,251
Mortgage-backed securities (1)	–	2,927	28			2,955	–	2,675	27			2,702
Asset-backed securities
CDO	–	7,489	–			7,489	–	7,300	–			7,300
Non-CDO securities	–	963	–			963	–	849	–			849
Corporate debt and other debt	–	22,560	165			22,725	–	17,537	153			17,690
Equities	40	154	333			527	42	127	294			463
	1,436	86,996	526			88,958	252	56,960	474			57,686
Assets purchased under reverse repurchase agreements and securities borrowed	–	271,679	–			271,679	–	246,068	–			246,068
Loans	–	10,065	994			11,059	–	9,294	680			9,974
Other
Derivatives
Interest rate contracts	–	64,200	564			64,764	1	46,095	349			46,445
Foreign exchange contracts	–	55,119	103			55,222	–	40,768	48			40,816
Credit derivatives	–	748	–			748	–	169	–			169
Other contracts	4,463	18,521	28			23,012	2,852	12,674	11			15,537
Valuation adjustments	–	(1,644)	3			(1,641)	–	(712)	15			(697)
Total gross derivatives	4,463	136,944	698			142,105	2,853	98,994	423			102,270
Netting adjustments					(1,298)	(1,298)					(710)	(710)
Total derivatives						140,807						101,560
Other assets	1,251	1,698	49			2,998	1,119	1,960	77			3,156
	$61,282	$621,480	$3,598		$(1,298)	$685,062	$62,025	$522,992	$2,954		$(710)	$587,261
Financial Liabilities
Deposits
Personal	$–	$16,850	$163	$		$17,013	$–	$17,378	$156	$		$17,534
Business and government	–	136,901	–			136,901	–	111,540	–			111,540
Bank	–	13,482	–			13,482	–	3,032	–			3,032
Other
Obligations related to securities sold short	22,293	18,054	–			40,347	20,512	14,557	–			35,069
Obligations related to assets sold under repurchase agreements and securities loaned	–	265,708	–			265,708	–	218,612	–			218,612
Derivatives
Interest rate contracts	–	57,282	1,160			58,442	–	39,165	934			40,099
Foreign exchange contracts	–	59,987	37			60,024	–	40,183	27			40,210
Credit derivatives	–	747	–			747	–	282	–			282
Other contracts	5,729	21,267	354			27,350	2,675	15,776	206			18,657
Valuation adjustments	–	(548)	(7)			(555)	–	12	(7)			5
Total gross derivatives	5,729	138,735	1,544			146,008	2,675	95,418	1,160			99,253
Netting adjustments					(1,298)	(1,298)					(710)	(710)
Total derivatives						144,710						98,543
Other liabilities	45	(108)	36			(27)	102	(1,280)	60			(1,118)
	$28,067	$589,622	$1,743		$(1,298)	$618,134	$23,289	$459,257	$1,376		$(710)	$483,212

(1)
As at April 30, 2020, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $20,361 million and $nil (October 31, 2019 – $22,365 million and $nil), respectively, and in all fair value levels of Investment securities were $10,618 million and $2,200 million (October 31, 2019 – $6,474 million and $2,046 million), respectively.

(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.

Fair value measurements using significant unobservable inputs (Level 3 Instruments)
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
During the three months ended April 30, 2020, there were no significant changes made to the valuation techniques and ranges and weighted averages of unobservable inputs used in the determination of fair value of Level 3 financial instruments. As at April 30, 2020, the impacts of adjusting one or more of the unobservable inputs by reasonably possible alternative assumptions did not change significantly from the impacts disclosed in our 2019 Annual Consolidated Financial Statements.

Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended April 30, 2020
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$55	$–	$4	$–	$(5)	$–	$–	$54	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	19	–	–	–	–	–	–	19	–
Equities	1,236	(51)	43	47	(19)	–	–	1,256	(37)
	1,312	(51)	47	47	(24)	–	–	1,331	(37)
Investment
Mortgage-backed securities	27	–	1	–	–	–	–	28	n.a.
Corporate debt and other debt	158	–	6	1	–	–	–	165	n.a.
Equities	293	–	36	4	–	–	–	333	n.a.
	478	–	43	5	–	–	–	526	n.a.
Loans	995	(7)	–	172	(490)	332	(8)	994	16
Other
Net derivative balances (3)
Interest rate contracts	(610)	(114)	(2)	(3)	7	34	92	(596)	(55)
Foreign exchange contracts	25	39	1	5	–	–	(4)	66	33
Other contracts	(155)	(79)	(8)	(72)	(1)	(23)	12	(326)	(60)
Valuation adjustments	16	–	–	–	(6)	–	–	10	–
Other assets	80	(26)	4	–	(9)	–	–	49	(27)
	$2,141	$(238)	$85	$154	$(523)	$343	$92	$2,054	$(130)
Liabilities
Deposits
Personal	$(268)	$87	$(4)	$(39)	$8	$(66)	$119	$(163)	$96
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(59)	16	(3)	1	9	–	–	(36)	16
	$(327)	$103	$(7)	$(38)	$17	$(66)	$119	$(199)	$112

	For the three months ended April 30, 2019
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$65	$–	$2	$–	$–	$–	$–	$67	$–
Asset-backed securities
Non-CDO securities	9	–	–	–	(5)	–	–	4	1
Corporate debt and other debt	22	–	–	–	(1)	–	–	21	–
Equities	1,076	(29)	16	70	(35)	9	–	1,107	(12)
	1,172	(29)	18	70	(41)	9	–	1,199	(11)
Investment
Mortgage-backed securities	27	–	1	–	–	–	–	28	n.a.
Corporate debt and other debt	135	–	11	–	–	–	–	146	n.a.
Equities	247	–	10	–	39	–	–	296	n.a.
	409	–	22	–	39	–	–	470	n.a.
Loans	826	12	1	48	(2)	53	(179)	759	5
Other
Net derivative balances (3)
Interest rate contracts	(550)	(27)	–	(193)	184	1	–	(585)	(31)
Foreign exchange contracts	12	1	3	(1)	–	–	2	17	1
Other contracts	(102)	35	(3)	(6)	13	(22)	(105)	(190)	14
Valuation adjustments	13	–	–	–	(7)	–	–	6	–
Other assets	61	10	1	–	(6)	–	–	66	10
	$1,841	$2	$42	$(82)	$180	$41	$(282)	$1,742	$(12)
Liabilities
Deposits
Personal	$(91)	$(4)	$–	$(24)	$6	$(107)	$28	$(192)	$(7)
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(52)	(5)	(2)	1	2	–	–	(56)	(4)
	$(143)	$(9)	$(2)	$(23)	$8	$(107)	$28	$(248)	$(11)

	For the six months ended April 30, 2020
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$58	$–	$4	$–	$(8)	$–	$–	$54	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	21	(1)	–	–	(1)	–	–	19	–
Equities	1,219	(78)	47	118	(47)	–	(3)	1,256	(49)
	1,300	(79)	51	118	(56)	–	(3)	1,331	(49)
Investment
Mortgage-backed securities	27	–	1	–	–	–	–	28	n.a.
Corporate debt and other debt	153	–	11	1	–	–	–	165	n.a.
Equities	294	–	36	4	(1)	–	–	333	n.a.
	474	–	48	5	(1)	–	–	526	n.a.
Loans	680	19	–	490	(499)	340	(36)	994	17
Other
Net derivative balances (3)
Interest rate contracts	(585)	(110)	(2)	(39)	8	34	98	(596)	(56)
Foreign exchange contracts	21	40	1	16	–	(5)	(7)	66	31
Other contracts	(195)	(94)	(7)	(74)	7	(33)	70	(326)	(72)
Valuation adjustments	22	–	–	–	(12)	–	–	10	–
Other assets	77	(19)	4	–	(13)	–	–	49	(20)
	$1,794	$(243)	$95	$516	$(566)	$336	$122	$2,054	$(149)
Liabilities
Deposits
Personal	$(156)	$86	$(4)	$(213)	$18	$(82)	$188	$(163)	$94
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(60)	12	(3)	4	11	–	–	(36)	12
	$(216)	$98	$(7)	$(209)	$29	$(82)	$188	$(199)	$106

	For the six months ended April 30, 2019
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$66	$(1)	$2	$–	$–	$–	$–	$67	$–
Asset-backed securities
Non-CDO securities	110	15	–	–	(121)	–	–	4	2
Corporate debt and other debt	21	1	–	–	(1)	–	–	21	–
Equities	1,148	(47)	16	150	(178)	18	–	1,107	(17)
	1,345	(32)	18	150	(300)	18	–	1,199	(15)
Investment
Mortgage-backed securities	–	–	1	27	–	–	–	28	n.a.
Corporate debt and other debt	192	(3)	13	–	(56)	–	–	146	n.a.
Equities	237	–	20	–	39	–	–	296	n.a.
	429	(3)	34	27	(17)	–	–	470	n.a.
Loans	551	29	2	312	(4)	53	(184)	759	21
Other
Net derivative balances (3)
Interest rate contracts	(504)	(95)	–	(193)	224	3	(20)	(585)	(37)
Foreign exchange contracts	21	(6)	9	1	–	(1)	(7)	17	–
Other contracts	(84)	80	(3)	(15)	(10)	(39)	(119)	(190)	74
Valuation adjustments	1	–	–	–	5	–	–	6	–
Other assets	65	10	1	–	(10)	–	–	66	10
	$1,824	$(17)	$61	$282	$(112)	$34	$(330)	$1,742	$53
Liabilities
Deposits
Personal	$(390)	$(34)	$(1)	$(33)	$11	$(125)	$380	$(192)	$(5)
Business and government	5	–	–	–	–	–	(5)	–	–
Other
Other liabilities	(68)	(5)	(2)	1	18	–	–	(56)	(3)
	$(453)	$(39)	$(3)	$(32)	$29	$(125)	$375	$(248)	$(8)

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $25 million for the three months ended April 30, 2020 (April 30, 2019 – gains of $18 million) and gains of $29 million for the six months ended April 30, 2020 (April 30, 2019 – gains of $29 million), excluding the translation gains or losses arising on consolidation.

(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at April 30, 2020 included derivative assets of $698 million (April 30, 2019 – $344 million) and derivative liabilities of $1,544 million (April 30, 2019 – $1,096 million).
n.a.	not applicable

Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the three months ended April 30, 2020, transfers out of Level 1 to Level 2 included Trading U.S. state, municipal and agencies debt and Obligations related to securities sold short of $403 million and $256 million, respectively.
During the three months ended April 30, 2020 there were no significant transfers out of Level 2 to Level 1.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the three months ended April 30, 2020, transfers out of Level 2 to Level 3 include:
•	$332 million in Loans, due to changes in the significance of the unobservable inputs.
During the three months ended April 30, 2020, transfers out of Level 3 to Level 2 include:
•	$119 million in Personal deposits, due to changes in the significance of the unobservable inputs.
•
$92 million of Interest rate contracts, comprised of $190 million of derivative related assets and $282 million of derivative related liabilities, due to changes in the significance of the unobservable inputs.

Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the six months ended
(Millions of Canadian dollars)	April 30 2020	April 30 2019	April 30 2020	April 30 2019
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$2,436	$2,900	$5,421	$5,787
Financial instruments measured at fair value through other comprehensive income	305	288	614	560
Financial instruments measured at amortized cost	6,485	6,944	13,429	13,934
	9,226	10,132	19,464	20,281
Interest expense (1)
Financial instruments measured at fair value through profit or loss (3)	$1,635	$2,543	$3,995	$5,098
Financial instruments measured at amortized cost (4)	2,126	2,816	4,783	5,563
	3,761	5,359	8,778	10,661
Net interest income (3)	$5,465	$4,773	$10,686	$9,620

(1)
Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Consolidated Statements of Income. For the three months ended April 30, 2020, Interest income of $123 million (April 30, 2019 – $114 million), and Interest expense of $1 million (April 30, 2019 – $1 million). For the six months ended April 30, 2020, Interest income of $255 million (April 30, 2019 – $243 million), and Interest expense of $3 million (April 30, 2019 – $2 million).

(2)
Includes dividend income for the three months ended April 30, 2020 of $614 million (April 30, 2019 – $456 million) and for the six months ended April 30, 2020 of $1,222 million (April 30, 2019 – $893 million), which is presented in Interest and dividend income in the Interim Consolidated Statements of Income.

(3)
Commencing Q4 2019, the interest component of the valuation of certain deposits carried at fair value through profit or loss (FVTPL) previously presented in trading revenue is presented in net interest income. Comparative amounts have been reclassified to conform with this presentation.

(4)	Includes interest expense on lease liabilities for the three months ended April 30, 2020 of $32 million and for the six months ended April 30, 2020 of $63 million, due to the adoption of IFRS 16.